Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expenses
Exploration	$ 175	$ 332
General and administrative	1,145	1,656
Share-based compensation	506	678
Depreciation	22	20
Other	(13)	192
Operating loss	1,835	2,878
Unrealized loss on investments	73	0
Foreign exchange loss (gain)	287	(380)
Interest income	(111)	(116)
Interest expense	307	287
Loss from equity investee	175	215
Deferred revenue finance costs	2,985	0
Gain on sale of mineral property interest	(353)	0
Loss on the Arrangement	0	33,627
Loss before income taxes	5,198	36,511
Income tax recovery	0	(72)
Net loss from continuing operations	5,198	36,439
Discontinued operations
Net loss from discontinued operations	0	176
Net loss for the year	5,198	36,615
Other comprehensive (income) loss
Foreign currency translation adjustment	(3,372)	1,684
Total net loss and comprehensive loss	$ 1,826	$ 38,299
Net loss per common share
Basic and fully diluted – continuing operations	$ (0.03)	$ (0.21)
Basic and fully diluted – discontinued operations	$ 0.00	$ 0.00
Weighted average number of common shares outstanding
Basic and fully diluted (000's)	174,344	172,259
Total common shares issued and outstanding (000's)	174,807	173,573